Provisions	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Provisions
18.	PROVISIONS
Details of the provisions are as follows:

At December 31, 2022	Non-current			Current
(In thousand Euros)	Other	Service warranties	Total Non- current	Service warranties	Total Current
Carrying amount at the beginning of the year	4	358	362	541	541
Charge / (Credit) to results:	116	961	1,077	777	777
(+) additional provisions recognized (net)	117	2,935	3,052	—	—
(+/-) Short-term transferred	—	(1,416)	(1,416)	1,415	1,415
(-) Amounts used during the year	(1)	(558)	(559)	(638)	(638)

Carrying amount at year end	120	1,319	1,439	1,318	1,318

At December 31, 2021	Non-current			Current
(In thousand Euros)	Other	Service warranties	Total Non- current	Service warranties	Total Current
Carrying amount at the beginning of the year	6	225	231	—	—
Charge / (Credit) to results:	(2)	133	131	541	541
(+) additional provisions recognized (net)	—	731	731	—	—
(+/-) Short-term transferred	—	(598)	(598)	598	598
(-) Amounts used during the year	(2)	—	(2)	(57)	(57)

Carrying amount at year end	4	358	362	541	541

Service warranties
Products developed and sold by the Group are under warranty for a period of three years and, therefore, a provision is made annually to cover the estimated costs that could be incurred in relation to projects and products under warranty at year end. This provision is calculated based on an estimate of warranty costs incurred and their relation to the volume of sales under warranty.